COST OF REVENUES AND SELLING, GENERAL AND ADMINISTRATIVE EXPENSES - Selling, General and Administrative (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Salaries, employee benefits and social security taxes		$ (47,805)	$ (41,956)	$ (29,842)
Shared-based compensation expense		(8,665)	(8,798)	(2,703)
Rental expenses		(17,185)	(13,739)	(12,032)
Office expenses		(11,602)	(11,800)	(10,200)
Professional services		(13,754)	(9,885)	(7,599)
Travel and housing		(6,259)	(4,460)	(5,054)
Taxes		(6,126)	(6,140)	(5,010)
Depreciation and amortization expense		(16,521)	(11,789)	(6,637)
Recruiting, training and other employee expenses		(1,507)	(941)	(761)
Promotional and marketing expenses		(3,763)	(1,305)	(1,123)
Selling, general and administrative expense	[1],[2]	$ (133,187)	$ (110,813)	$ (80,961)

[1]	Includes depreciation and amortization expense of 16,521, 11,789 and 6,637 for 2018, 2017 and 2016, respectively. See note 6.2.
[2]	Includes share-based compensation expense of 4,248, 5,666 and 917 under cost of revenues; and 8,665, 8,798 and 2,703 under selling, general and administrative expenses for 2018, 2017 and 2016, respectively. See note 6.